COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Cost

	Year ended December 31,
	2024	2023
Operating lease cost	$411,751	$352,080

Summary of Cash Flow Transactions Arising from Lease Transaction

During the years ended December 31, 2024 and 2023, the Company recognized the following lease costs arising from the lease transaction:

	Year ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities	$383,383	$372,214
Right-of-use assets obtained in exchange for new operating lease liabilities	—	263,939

Summary of Future Payments and Interest Expense for Operating Lease

As of December 31, 2024, the future payments and interest expense for the operating lease are as follows:

Year Ending December 31,	Future Payments
2025	$240,834
Total undiscounted cash flows	240,834
Less: imputed interest	(3,465)
Present value of lease liabilities	$237,369